Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ 563,372	$ (460,397)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expenses	530,060	539,327
Bad debt provision	21,149	330,573
Provision (recovery of provision) for financial guarantee losses	(195,915)	15,586
Deferred tax benefits	(63,872)	(219,226)
Changes in fair value of warrant liabilities	(16,998)	27,730
Loss from lease modification		20,386
Accretion of finance leases	1,654	4,900
Changes in operating assets and liabilities:
Accounts receivables	(157,705)	1,112,931
Inventories	30,571	(2,330)
Other current assets	(1,340)	3,419,669
Other receivables	(92,457)	2,997,179
Pledged deposits and other non-current assets	33,423	82,099
Advances from customers	(3,424)	(19,159)
Tax payable	398,182	304,981
Accrued expenses and other liabilities	332,604	67,147
Customer Pledged assets	(7,846)
Operating lease assets and liabilities	(1,370)
Net Cash Provided by Operating Activities	1,370,088	8,221,396
Cash Flows from Investing Activities:
Repayment of loans to third parties	(3,962,433)	(3,433,781)
Payment (disbursement) of due from related party	5,284	(11,160)
Net Cash Used in Investing Activities	(3,957,149)	(3,444,941)
Cash Flows from Financing Activities:
Repayment of bank loans		(2,942,152)
Disbursement of lease liabilities	(62,562)	(13,320)
Net Cash Used in Financing Activities	(62,562)	(2,955,472)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash in banks	(1,615,826)	564,020
Net increase (decrease) in cash, cash equivalents, and restricted cash in banks	(4,265,449)	2,385,003
Cash, cash equivalents, and restricted cash in banks at beginning of year	31,640,831	30,807,604
Cash, cash equivalents, and restricted cash in banks at end of year	27,375,382	33,192,607
Supplemental Cash Flow Information
Cash paid for interest expense	128,035	146,215
Cash paid for income taxes
Cash and cash equivalents	1,035,674	2,258,679
Restricted cash in banks	26,339,708	30,933,928
Total cash, cash equivalents and restricted cash	$ 27,375,382	$ 33,192,607